Provisions for pensions and similar obligations (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post Employment Plans [Abstract]
Experience Plan	R$ (803,717)	R$ 686,204	R$ (696,910)
Changes in Financial Assumptions	(871,176)	(1,557,689)	(2,135,189)
Changes in Financial Demographic	0	146	(12,773)
Gain (Loss) Actuarial - Obligation	(1,674,893)	(871,339)	(2,844,872)
Return on Investment, Return Unlike Implied Discount Rate	1,344,089	270,158	1,589,446
Gain (Loss) Actuarial - Asset	1,344,089	270,158	1,589,446
Changes in Surplus / Deficit Uncollectible	R$ 117,320	R$ (15,690)	R$ 0